Shareholder Fees {- Fidelity® Government Cash Reserves}	Jan. 29, 2021 USD ($)
11.30 Fidelity Government Cash Reserves PRO-12 | Fidelity® Government Cash Reserves
Shareholder Fees:
(fees paid directly from your investment)	none